Capital Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class of Stock [Line Items]
Authorized capital stock, common stock		100,000,000	100,000,000
Authorized capital stock, preferred stock		100,000
Common stock, shares outstanding		53,213,264	44,859,220
Common stock issued under public offering	8,050,000
Common stock issued under public offering per price	$ 9.25
Net proceeds from offering after deducting underwriting discounts, commissions and estimated offering expenses	$ 70,600	$ 70,583	$ 0	$ 80,192